UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                            Form 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [  ]; Amendment Number:  ______
  This Amendment (Check only one):[  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       PHZ Long/Short Trading Ltd.
Address:    321 Commonwealth Rd.
            Wayland, MA 01778

Form 13F File Number:  28-10405

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   James Hutchinson
Title:  President of General Partner of Trading Advisor
Phone:  508-651-3700

Signature, Place, and Date of Signing:


James Hutchinson 	Wayland, MA	08/13/04
[Signature]             [City, State]	[Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ X ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


	Form 13F File Number 	Name

	28-10387	PHZ Capital Partners, LP